UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Forstmann Asset Management LLC
Address:   399 Park Avenue
           37th  Floor
           New York, New York  10022

13F File Number: 28-10032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   William Anthony Forstmann
Title:  Chief Executive Officer
Phone:  (212) 418-1221


Signature, Place and Date of Signing:

/s/ William Anthony Forstmann         New York, New York        August 5, 2003
-----------------------------     --------------------------   ----------------
     [Signature]                        [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:  $15,292
                                         (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name


                                                     FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                                                                                                  ----------------
                                 Title of               Value      Shares/   Sh/   Put/  Invstmt  Other
Name of Issuer                   class     CUSIP        (x$1000)   Prn Amt   Prn   Call  Dscretn  Managers   Sole    Shared   None
------------------------------   --------  ---------    --------   -------   ---   ----  -------  --------  ------   ------   ----
ALEXION PHARMACEUTICALS INC      COM       015351109      1219      71700    SH          Sole               71700
ATHEROGENICS, INC.               COM       047439104       373      25000    SH          Sole               25000
BROCADE COMMUNICATIONS SYSTEMS   COM       111621108        89      15000    SH          Sole               15000
ENZON INC                        COM       293904108      2215     176500    SH          Sole              176500
GUILFORD PHARMACEUTICALS         COM       401829106       112      25000    SH          Sole               25000
HAIN FOOD GROUP INC COM          COM       405217100      2316     145000    SH          Sole              145000
IBIS TECHNOLOGY CORP             COM       450909106       193      25000    SH          Sole               25000
LOOKSMART LTD                    COM       543442107      1535     550000    SH          Sole              550000
MEDAREX INC                      COM       583916101       522      80000    SH          Sole               80000
MYRIAD GENETICS                  COM       62855J104      1359     100000    SH          Sole              100000
OVERTURE SERVICES LTD.           COM       69039R100      1178      65000    SH          Sole               65000
SHIRE PHARMACEUTICAL GROUP       COM       82481R106      1343      68000    SH          Sole               68000
SPRINT PCS CORP                  COM       852061506       920     160000    SH          Sole              160000
TULARIK, INC                     COM       899165104       495      50000    SH          Sole               50000
VERTEX PHARMACEUTICALS, INC      COM       92532F100      1317      90000    SH          Sole               90000
XOMA LTD                         COM       G9825R107       106      20000    SH          Sole               20000


03020.0001 #421166